Income Taxes - Schedule of Company's Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforwards	$ 55,739	$ 45,600
Tax credit	5,678	4,989
Other reserves and accrued expenses	1,178	1,105
Lease liability	80	110
Depreciation	440	66
Share-based compensation	1,519	736
Capitalized R&E Sec 174	13,423	9,533
Other	3	(62)
Gross deferred tax assets	78,060	62,077
Valuation allowance	(75,826)	(60,937)
Net deferred tax assets	2,234	1,140
Deferred tax liabilities:
Right of use assets	(77)	(107)
Total deferred tax liabilities	(77)	(107)
Total net deferred tax assets	$ 2,157	$ 1,033